State Street Bank and Trust Company
Fund Administration Legal Division
4 Copley Place, 5th floor
Boston, MA 02116
December 13, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Trust”) File Nos.: 811-09819 and 333-30810
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Statutory Prospectus and the Statement of Additional Information for the Class M Shares of the State Street Institutional Liquid Reserves Fund, dated December 9, 2011, do not differ from those contained in Post-Effective Amendment No. 36 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on December 9, 2011 (Accession # 0000950123-11-102617).
If you have any questions, please contact me at (617) 662-1742.
Very truly yours,
/s/ David James
David James
Vice President and Managing Counsel